Income Taxes	12 Months Ended
Dec. 31, 2017
Disclosure Of Income Taxes [Abstract]
Income Taxes
15.	INCOME TAXES
a)	Rate reconciliation

Income tax expense differs from the amount that would result by applying the combined Canadian federal and provincial income tax rates to earnings before income taxes.

The following is a reconciliation of income taxes calculated at the combined Canadian federal and provincial statutory tax rate to the income tax expense for the years ended December 31, 2017 and 2016:

Years ended December 31,
	2017	2016
Earnings before income taxes	$20,688	$35,970
Combined Canadian federal and provincial income tax rates	26.0%	26.0%
Expected income tax expense	5,379	9,352
Items that cause an increase (decrease):
Effect of different tax rates in foreign jurisdiction	748	1,605
Non-deductible expenses and Mexico inflation adjustments	(199)	1,480
Foreign exchange	(1,925)	(1,114)
Utilization of previously unrecognized tax losses	-	(8,278)
Mexican special mining duty	1,105	971
Withholding taxes	424	470
Change in unrecognized deferred income tax assets	2,243	(1,266)
Other	1,015	1,012
Income tax expense	$8,790	$4,232

b)	Deferred tax assets and liabilities

The composition of the Company's net deferred income tax liabilities at December 31, 2017 and 2016 are as follows:

	December 31, 2017	December 31, 2016
Deferred tax assets:
Provision for site reclamation and closure	$1,427	$1,950
Non-capital losses	-	1,723
	1,427	3,673

Deferred tax liabilities:
Mineral properties, plant and equipment, exploration and evaluation	(5,186)	(1,949)
Mexican special mining duty	(1,613)	(740)
Other	(2,600)	(4,338)
	(9,399)	(7,027)
Deferred tax liabilities, net	$(7,972)	$(3,354)

The Company's unrecognized tax losses, deductible temporary differences, and tax credits at December 31, 2017 and 2016 are as follows:

	December 31, 2017	December 31, 2016
Non-capital losses	$90,200	$82,645
Mineral properties, plant and equipment, exploration and evaluation	114	301
Share issuance costs	3,657	1,799
	$93,971	$84,745

c)	Non-capital losses

At December 31, 2017, the Company has losses for income tax purposes in Canada and Mexico of $42,635 (December 31, 2016 - $38,144) and $55,977 (December 31, 2016 - $50,860), respectively, which may be used to reduce future taxable income. The Canadian losses, if not utilized, will expire beginning 2027 through to 2036, while the Mexican losses, if not utilized, will expire beginning 2018 through to 2027.